Finance income/(expense) - Summary of Financial Income/ ( Expenses) (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Financial Expenses [Abstract]
Foreign exchange differences	€ 2,616,719	€ 667,710	€ 3,138,970	€ (927,768)
Interest income over bank balances	2,114,635	(11,161)	2,178,556	95,366
Other finance expenses	(9,803)	(4,879)	(17,755)	(10,193)
Total finance (expenses)/income	€ 4,721,551	€ 651,670	€ 5,299,771	€ (842,595)